Notes receivable (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Notes receivable
Notes receivable pledged for notes payable	¥ 26,126	¥ 25,034	¥ 25,034	¥ 110,550